SHORT-TERM INVESTMENTS - Schedule of Continuity of Short-Term Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHORT-TERM INVESTMENTS
Beginning balance	$ 258,702	$ 198,375
Change in fair value	49,048	60,327
Disposition	$ (307,750)
Ending balance		$ 258,702